Shareholder Report, Holdings (Details)	May 31, 2026
C000005489 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000005489 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000005489 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005489 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005489 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005489 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005489 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005489 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005489 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005489 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005489 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000005489 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000005489 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005489 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005489 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000049235 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000049235 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000049235 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049235 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000049235 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000049235 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000049235 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000049235 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000049235 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049235 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000049235 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000049235 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000049235 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000049235 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000049235 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000049234 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000049234 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000049234 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049234 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000049234 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000049234 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000049234 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000049234 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000049234 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049234 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000049234 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000049234 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000049234 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000049234 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000049234 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000244820 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000244820 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000244820 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244820 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000244820 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000244820 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244820 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244820 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244820 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244820 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244820 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000244820 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000244820 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244820 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244820 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%